Acquisitions - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Acquisitions
Revenue	$ 163,781	$ 150,565	$ 320,842	$ 296,367
Net income	$ 34,709	$ 27,206	$ 69,028	$ 54,890
Earnings per share
Basic (in dollars per share)	$ 0.41	$ 0.32	$ 0.81	$ 0.65
Diluted (in dollars per share)	$ 0.40	$ 0.31	$ 0.79	$ 0.63